Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of related party transactions
Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's senior management, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognized.

EUR million
	2025
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,491	—	18	295
Cash, cash balances at central banks and other deposits on demand	2	—	—	—
Loans and advances: credit institutions	286	—	—	—
Loans and advances: customers	9,835	—	18	274
Debt securities	160	—	—	2
Others	208	—	—	19

Liabilities	2,978	10	5	376
Financial liabilities: credit institutions	26	—	—	—
Financial liabilities: customers	2,761	10	5	376
Marketable debt securities	—	—	—	—
Others	191	—	—	—

Income statement	1,724	—	—	7
Interest income	441	—	—	8
Interest expense	(119)	—	—	(4)
Gains/losses on financial assets and liabilities and others	(53)	—	—	—
Commission income	1,546	—	—	4
Commission expense	(91)	—	—	(1)

Other	3,732	4	3	189
Financial guarantees granted and Others	11	3	2	61
Loan commitments and Other commitments granted	335	1	1	38
Derivative financial instruments	3,386	—	—	90

EUR million
	2024
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,783	—	14	226
Cash, cash balances at central banks and other deposits on demand	163	—	—	—
Loans and advances: credit institutions	407	—	—	—
Loans and advances: customers	9,750	—	14	221
Debt securities	229	—	—	5
Others	234	—	—	—

Liabilities	3,243	9	7	292
Financial liabilities: credit institutions	228	—	—	—
Financial liabilities: customers	2,810	9	7	292
Marketable debt securities	—	—	—	—
Others	205	—	—	—

Income statement	1,776	—	—	4
Interest income	508	—	—	9
Interest expense	(153)	—	—	(5)
Gains/losses on financial assets and liabilities and others	(11)	—	—	—
Commission income	1,535	—	—	1
Commission expense	(103)	—	—	(1)

Other	4,712	4	3	216
Financial guarantees granted and Others	18	3	2	64
Loan commitments and Other commitments granted	317	1	1	20
Derivative financial instruments	4,377	—	—	132

EUR million
	2023
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,497	—	12	186
Cash, cash balances at central banks and other deposits on demand	154	—	—	—
Loans and advances: credit institutions	405	—	—	—
Loans and advances: customers	9,275	—	12	185
Debt securities	391	—	—	1
Others	272	—	—	—

Liabilities	2,480	14	5	150
Financial liabilities: credit institutions	463	—	—	—
Financial liabilities: customers	1,727	14	5	150
Marketable debt securities	—	—	—	—
Others	290	—	—	—

Income statement	1,698	—	—	11
Interest income	427	—	—	9
Interest expense	(149)	—	—	(1)
Gains/losses on financial assets and liabilities and others	43	—	—	—
Commission income	1,499	—	—	3
Commission expense	(122)	—	—	—

Other	4,189	3	2	1,094
Financial guarantees granted and Others	10	2	1	861
Loan commitments and Other commitments granted	274	1	1	9
Derivative financial instruments	3,905	—	—	224